Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	(0.00%)
Current provision for income taxes			$ 0	$ 0
Deferred provision for income taxes			$ 0	$ 0
Statutory tax rate			21.00%	21.00%
Valuation allowance			$ 69,222,000	$ 46,998,000
Operating Loss Carryforwards [Line Items]
Interest and penalties accrued			0	0
Unrecognized tax benefits that would impact effective tax rate, if recognized			0
Domestic
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			241,600,000
Net operating loss carryforwards, not subject to expiration			198,900,000
Net operating loss carryforwards, subject to expiration			42,700,000
Domestic | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development tax credit carryforwards			8,000,000.0
U.S. State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 240,000,000.0
U.S. State | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development tax credit carryforwards				$ 4,700,000